Exhibit 99.1

Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 12, 2016
Closing Date:	September 21, 2016

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,260,473,580.72	63,791	3.22%	59.71
Original Adj. Pool Balance:		$1,213,343,509.49

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$225,000,000.00	17.850%	0.70000%		September 15, 2017
Class A-2 Notes	Fixed	$475,000,000.00	37.684%	1.12000%		October 15, 2019
Class A-3 Notes	Fixed	$328,000,000.00	26.022%	1.29000%		April 15, 2021
Class A-4 Notes	Fixed	$94,900,000.00	7.529%	1.45000%		November 15, 2022
Class B Notes	Fixed	$21,840,000.00	1.733%	1.82000%		November 15, 2022
Class C Notes	Fixed	$32,770,000.00	2.600%	2.19000%		November 15, 2022
Class D Notes	Fixed	$26,710,000.00	2.119%	2.68000%		September 15, 2023
Total Securities		$1,204,220,000.00	95.537%

Overcollateralization		$9,123,509.49	0.724%
YSOA		$47,130,071.23	3.739%
Total Original Pool Balance		$1,260,473,580.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$241,390,030.70	0.5081895	$215,446,528.99	0.4535716	$25,943,501.71
Class A-3 Notes	$328,000,000.00	1.0000000	$328,000,000.00	1.0000000	$-
Class A-4 Notes	$94,900,000.00	1.0000000	$94,900,000.00	1.0000000	$-
Class B Notes	$21,840,000.00	1.0000000	$21,840,000.00	1.0000000	$-
Class C Notes	$32,770,000.00	1.0000000	$32,770,000.00	1.0000000	$-
Class D Notes	$26,710,000.00	1.0000000	$26,710,000.00	1.0000000	$-
Total Securities	$745,610,030.70	0.6191643	$719,666,528.99	0.5976205	$25,943,501.71

Weighted Avg. Coupon (WAC)	3.10%		3.10%
Weighted Avg. Remaining Maturity (WARM)	46.34		45.43
Pool Receivables Balance	$790,844,720.75		$763,725,671.38
Remaining Number of Receivables	51,484		50,749

Adjusted Pool Balance	$763,810,183.34		$737,866,681.63

III. COLLECTIONS

Principal:
Principal Collections	$25,454,142.42
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$814,368.86
Total Principal Collections	$26,268,511.28

Interest:
Interest Collections	$2,020,793.74
Late Fees & Other Charges	$57,526.94
Interest on Repurchase Principal	$-
Total Interest Collections	$2,078,320.68

Collection Account Interest	$19,760.00
Reserve Account Interest	$2,378.63
Servicer Advances	$-

Total Collections	$28,368,970.59

1 of 3

Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$28,368,970.59
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,368,970.59

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$659,037.27	$-	$659,037.27	659,037.27
	Collection Account Interest					$19,760.00
	Late Fees & Other Charges					$57,526.94
Total due to Servicer						$736,324.21

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$225,297.36		$225,297.36
	Class A-3 Notes		$352,600.00		$352,600.00
	Class A-4 Notes		$114,670.83		$114,670.83

	Total Class A interest:		$692,568.19		$692,568.19	692,568.19

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$33,124.00		$33,124.00	33,124.00

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$59,805.25		$59,805.25	59,805.25

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$59,652.33		$59,652.33	59,652.33

	Available Funds Remaining:					$26,787,496.61

9.	Regular Principal Distribution Amount:					25,943,501.71

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$25,943,501.71
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$25,943,501.71		$25,943,501.71
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$25,943,501.71		$25,943,501.71

10.	Required Deposit to Reserve Account					0.00

11.	Trustee and Asset Representations Reviewer Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					843,994.90

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$27,034,537.41
Beginning Period Amount	$27,034,537.41
Current Period Amortization	$1,175,547.66
Ending Period Required Amount	$25,858,989.75
Ending Period Amount	$25,858,989.75
Next Distribution Date Required Amount	$24,709,561.06

2 of 3

Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,033,358.77
Beginning Period Amount	$3,033,358.77
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,033,358.77
Ending Period Amount	$3,033,358.77

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,200,152.64	$18,200,152.64	$18,200,152.64
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.38%	2.47%	2.47%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.43%	49,950	98.23%	$750,177,812.95
30 - 60 Days	1.13%	576	1.27%	$9,694,225.71
61 - 90 Days	0.37%	186	0.43%	$3,254,643.21
91-120 Days	0.07%	37	0.08%	$598,989.51
121 + Days	0.00%	0	0.00%	$-
Total		50,749		$763,725,671.38

Delinquent Receivables 30+ Days Past Due
Current Period	1.57%	799	1.77%	$13,547,858.43
1st Preceding Collection Period	1.60%	823	1.77%	$14,026,748.84
2nd Preceding Collection Period	1.41%	738	1.58%	$12,978,571.16
3rd Preceding Collection Period	1.38%	732	1.55%	$13,161,233.62
Four-Month Average	1.49%		1.67%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.50%
Delinquency Percentage exceeds Delinquency Trigger (Y/N)			No

Repossession in Current Period		42		$761,185.58
Repossession Inventory		105		$653,660.67

Current Charge-Offs
Gross Principal of Charge-Offs				$1,664,906.95
Recoveries				$(814,368.86)
Net Loss				$850,538.09

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.29%

Average Pool Balance for Current Period				$777,285,196.07

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.31%
1st Preceding Collection Period				1.39%
2nd Preceding Collection Period				0.60%
3rd Preceding Collection Period				1.26%
Four-Month Average				1.14%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		121	1,526	$22,373,107.21
Recoveries		100	1,225	$(10,335,459.09)
Net Loss				$12,037,648.12
Cumulative Net Loss as a % of Initial Pool Balance				0.96%

Net Loss for Receivables that have experienced a Net Loss *		99	1,214	$12,049,287.43
Average Net Loss for Receivables that have experienced a Net Loss				$9,925.28

Principal Balance of Extensions				$4,828,778.72
Number of Extensions				246

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3